FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks - Loans and Advances to Banks [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	£ 4,247
Exchange and other movements	(28)
Additions (repayments)	2,066
Ending Balance	6,285
Allowance for impairment losses		£ (2)
Total loans and advances to banks	4,247	6,283
Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	6,611
Total loans and advances to banks	6,611
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	(2,364)
Total loans and advances to banks	(2,364)
Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	4,245
Exchange and other movements	(29)
Additions (repayments)	2,066
Ending Balance	6,282
Allowance for impairment losses		(2)
Total loans and advances to banks	4,245	6,280
Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to banks [Line Items]
Beginning Balance	2
Exchange and other movements	1
Ending Balance	3
Total loans and advances to banks	£ 2	£ 3